UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	Jun. 30, 2022 shares
Number of shares subject to forfeiture	562,500
Class B Common Stock | Over-allotment option
Number of shares subject to forfeiture	562,500